Summarized Segment Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		₨ 236,176.3	$ 3,790.4	₨ 192,572.1	₨ 157,076.5
Less: Provision for credit losses		17,000.2	272.8	17,428.1	12,688.0
Net interest revenue, after allowance for credit losses		219,176.1	3,517.6	175,144.0	144,388.5
Non-interest revenue		79,821.5	1,281.1	70,834.5	65,177.4
Non-interest expense		(144,973.0)	(2,326.8)	(124,228.1)	(117,591.1)
Income before income tax		154,024.6	2,471.9	121,750.4	91,974.8
Income tax expense	[1]	54,519.9	875.0	42,304.2	29,840.1
Segment assets:
Segment total assets		6,259,015.8		5,125,407.3	4,370,906.1	$ 100,449.7
Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		236,176.3	3,790.4	192,572.1	157,076.5
Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		184,836.2		151,578.5	128,292.8
Less: Provision for credit losses		12,355.4		14,942.4	11,107.1
Net interest revenue, after allowance for credit losses		172,480.8		136,636.1	117,185.7
Non-interest revenue		73,189.9		62,670.8	56,181.9
Non-interest expense		(132,305.4)		(116,511.1)	(105,510.9)
Income before income tax		113,365.3		82,795.8	67,856.7
Segment assets:
Segment total assets		3,528,407.2		2,838,734.3	2,301,087.4
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		110,165.3		105,479.2	88,384.7
Retail Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		74,670.9		46,099.3	39,908.1
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		40,504.0		33,237.1	27,062.6
Less: Provision for credit losses		4,644.8		2,485.7	1,580.9
Net interest revenue, after allowance for credit losses		35,859.2		30,751.4	25,481.7
Non-interest revenue		9,557.4		8,551.4	6,619.0
Non-interest expense		(11,547.9)		(6,354.4)	(9,803.3)
Income before income tax		33,868.7		32,948.4	22,297.4
Segment assets:
Segment total assets		2,248,913.1		1,776,968.9	1,684,462.0
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		108,033.7		82,160.1	68,846.3
Wholesale Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		(67,529.7)		(48,923.0)	(41,783.7)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		10,836.1		7,756.5	1,721.1
Less: Provision for credit losses		0.0		0.0	0.0
Net interest revenue, after allowance for credit losses		10,836.1		7,756.5	1,721.1
Non-interest revenue		(2,925.8)		(387.7)	2,376.5
Non-interest expense		(1,119.7)		(1,362.6)	(2,276.9)
Income before income tax		6,790.6		6,006.2	1,820.7
Segment assets:
Segment total assets		481,695.5		509,704.1	385,356.7
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		17,977.3		4,932.8	(154.5)
Treasury Services | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)		₨ (7,141.2)		₨ 2,823.7	₨ 1,875.6

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. (3,771.9) million, Rs. 6,310.3 million and Rs. (11,425.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Includes income tax effects on reclassification adjustment on gains and losses on available for sale securities included in net income reclassified from accumulated other comprehensive income of Rs. 103.8 million, Rs. 10.0 million and Rs. (69.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Further, pretax income and income tax expense are substantially from India.